AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Exchange-Traded Funds**
iShares Core S&P 500 ETF	162,149	$64,506,115
iShares Core S&P Small-Cap ETF(a)	122,191	13,261,389
iShares Core Total USD Bond Market ETF(a)	595,645	31,420,274
iShares ESG Aware MSCI USA ETF(a)	708,897	64,417,471
iShares Global Tech ETF	43,712	13,451,057
iShares MSCI EAFE Growth ETF	266,966	26,819,404
iShares MSCI EAFE Value ETF(a)	572,766	29,193,883
iShares MSCI USA Min. Vol. Factor ETF(a)	74,964	5,186,759
iShares MSCI USA Momentum Factor ETF(a)	54,076	8,698,665
iShares MSCI USA Value Factor ETF	163,871	16,790,223
iShares U.S. Energy ETF(a)	378,578	9,930,101
iShares U.S. Medical Devices ETF(a)	24,828	8,202,178
iShares U.S. Treasury Bond ETF(a)	817,930	21,421,587
iShares, Inc. iShares ESG Aware MSCI EM ETF(a)	500,475	21,675,572

Total Long-Term Investments (cost $276,814,167)		334,974,678
Short-Term Investments — 20.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	622,836	622,836
PGIM Institutional Money Market Fund (cost $67,940,016; includes $67,929,579 of cash collateral for securities on loan)(b)(wa)	67,974,003	67,940,016

Total Short-Term Investments (cost $68,562,852)		68,562,852

TOTAL INVESTMENTS—120.4% (cost $345,377,019)		403,537,530

Liabilities in excess of other assets — (20.4)%		(68,308,698)

Net Assets — 100.0%		$335,228,832

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $66,391,853; cash collateral of $67,929,579 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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